Condensed Financial Information of the Parent Company - Summary of Cash Flow Statement (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) generated from operating activities	¥ (867,982)	$ (124,678)	¥ (280,705)	¥ (252,157)
Net cash (used in) generated from investing activities	212,462	30,518	9,500	(157,665)
Net cash generated from financing activities	152,709	21,936	1,479,669	758,585
Effect of exchange rate changes on cash and cash equivalents	15,163	2,178	59,754	(132)
Net increase (decrease) in cash and cash equivalents and restricted cash	(487,648)	(70,046)	1,268,218	348,631
Cash, cash equivalents, and restricted cash, beginning of year	1,680,931	241,451	412,713	64,082
Cash, cash equivalents, and restricted cash, end of the year	1,193,283	171,405	1,680,931	412,713
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) generated from operating activities	(528,322)	(75,889)	40,232	(132,732)
Net cash (used in) generated from investing activities	449,592	64,580	(1,032,483)	(356,635)
Net cash generated from financing activities	183,536	26,365	1,498,669	475,224
Effect of exchange rate changes on cash and cash equivalents	11,229	1,612	62,587	4,697
Net increase (decrease) in cash and cash equivalents and restricted cash	116,035	16,668	569,005	(9,446)
Cash, cash equivalents, and restricted cash, beginning of year	603,234	86,649	34,229	43,675
Cash, cash equivalents, and restricted cash, end of the year	¥ 719,269	$ 103,317	¥ 603,234	¥ 34,229